Organization and nature of business	6 Months Ended
Mar. 31, 2026
Organization and nature of business
Organization and nature of business

Note 1 — Organization and nature of business

Farmmi, Inc. (“FAMI” or the “Company”) is a holding company incorporated under the laws of the Cayman Islands on July 28, 2015. FAMI owns 100% equity interest of Farmmi International Limited (“Farmmi International”), a Hong Kong company, which in turn owns 100% equity interest in Zhejiang Suyuan Agricultural Technology Co., Ltd (“Zhejiang Suyuan Agricultural”), Farmmi (Hangzhou) Enterprise Management Co., Ltd. (“Farmmi Enterprise”) and Farmmi (Hangzhou) Health Development Co., Ltd (“Farmmi Heath Development”), and these subsidiaries were established under the laws of the People’s Republic of China (“PRC” or “China”). Also, FAMI owns 100% equity interest in Farmmi USA Inc (“Farmmi USA”), which was established under the laws of the State of California.

Farmmi Enterprise owns 100% equity interest in Zhejiang Farmmi Ecological Agriculture Technology Co., Ltd (“Farmmi Eco Agri”). Farmmi Eco Agri owns 100% equity interests in Lishui Farmmi E-Commerce Co., Ltd. (“Farmmi E-Commerce”), Zhejiang Farmmi Food Co., Ltd. (“Farmmi Food”), Zhejiang Farmmi Agricultural Supply Chain Co., Ltd. (“Farmmi Supply Chain”), Ningbo Farmmi Baitong Trade Co., Ltd (“Ningbo Farmmi Trade”) and Zhejiang Farmmi Biotechnology Co., Ltd. (“Farmmi Biotech”).

Farmmi Supply Chain owns 100% equity interest in Jiangxi Xiangbo Agriculture and Forestry Development Co. Ltd (“Jiangxi Xiangbo”) and Guoning Zhonghao (Ningbo) Trading Co., Ltd. (“Guoning Zhonghao”). Jiangxi Xiangbo owns 100% equity interest in Yudu County Yada Forestry Co., Ltd. (“Yudu Yada”).

Farmmi Health Development owns 100% equity interest in Zhejiang Farmmi Healthcare Technology Co., Ltd (“Farmmi Healthcare”). Farmmi Healthcare and Farmmi Health Development own 95% and 5% of the equity interests in Zhejiang Yitang Medical Service Co., Ltd. (“Yitang Mediservice”), respectively. Yitang Mediservice owns 100% interest in Zhejiang Yiting Medical Technology Co., Ltd. (“Yiting Meditech”).

On July 13, 2022, Farmmi Canada Inc. (Farmmi Canada) was established under the laws of Canada. Farmmi Inc. owns 100% of the equity interest in Farmmi Canada. Farmmi Canada was dissolved on December 31, 2024.

On July 23, 2024, SuppChains Group Inc (“SuppChains”) was established under the laws of the State of California. Farmmi USA owns 75% equity of SuppChains.

On October 31, 2024, Suppchains Transport Inc (“Suppchains Transport”) was established under the laws of the State of California. SuppChains owns 100% equity of SuppChains Transport.

On November 4, 2024, Zhejiang Famimi Biotechnology Co., Ltd (“Famimi Biotech”) was established under the laws of PRC, where Zhejiang Suyuan Agricultural owns 95% and Farmmi E-Commerce owns 5% of Famimi Biotech, respectively.

In March 2025, the Company internally reorganized its subsidiaries. After reorganization, Yitang Mediservice owns 100% interest in Jiangxi Xiangbo, Guoning Zhonghao and Ningbo Farmmi Trade.

On March 31, 2025, an agreement was signed to divest 100% interest in Farmmi Food and Farmmi Supply Chain to a third party for a total cash consideration of RMB20,000 ($2,754).

In June 2025, agreements were signed to divest 100% interest in Farmmi Biotech, Guoning Zhonghao and Ningbo Farmmi Trade to third parties for a total cash consideration of RMB10,000 ($1,405), RMB10,000 ($1,405), and RMB5,000 ($702), respectively.

On August 6, 2025, Suppchains Oak Inc (“Suppchains Oak”) was established under the laws of the State of New Jersey, the United States of America. Suppchains Transport owns 100% equity of Suppchains Oak.

On January 13, 2026, Bluesage Marketing Inc (“Bluesage”) was established under the laws of the State of California, the United States of America. Farmmi USA owns 100% equity of Bluesage.

As of March 31, 2026, details of the subsidiaries of FAMI are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal activities
FAMI	July 28, 2015	Cayman	Parent	Holding company
Farmmi International	August 20, 2015	Hong Kong	100%	Holding company
Farmmi Enterprise	May 23, 2016	Zhejiang, China	100%	Holding company
Farmmi Health Development	September 17, 2021	Zhejiang, China	100%	Holding company
Zhejiang Suyuan Agricultural	July 25, 2022	Zhejiang, China	100%	Holding company
Farmmi Eco Agri	May 27, 2022	Zhejiang, China	100%	Agriculture products
Farmmi E-Commerce	March 22, 2019	Zhejiang, China	100%	Agriculture products
Farmmi Healthcare	September 18, 2021	Zhejiang, China	100%	Medical health
Yitang Mediservice	September 7, 2021	Zhejiang, China	100%	Medical services
Yiting Meditech	September 17, 2021	Zhejiang, China	100%	Medical technology
Jiangxi Xiangbo	June 18, 2021	Jiangxi, China	100%	Holding company
Yudu Yada	November 10, 2010	Jiangxi, China	100%	Forestry development
Farmmi USA	April 20, 2023	California, USA	100%	Agriculture products
SuppChains	July 23, 2024	California, USA	75%	Trading
Suppchains Transport	October 31, 2024	California, USA	100%	Trading
Suppchains Oak	August 6, 2025	New Jersey, USA	100%	Trading
Bluesage	January 13, 2026	California, USA	100%	Trading

Liquidity

In assessing the Company’s liquidity and substantial doubt about its ability to continue as a going concern, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations. To date, the Company financed its operations primarily through cash generated by operating activities, issuance of promissory notes, and issuance of ordinary shares.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern. The accompanying unaudited condensed financial statements have been prepared on a basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company recorded net loss of approximately $37.6 million for the six months ended March 31, 2026. The above matters raise substantial doubt about the Company’s ability to continue as a going concern. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. As of March 31, 2026, the Company had cash balance of approximately $0.2 million.

Management plans to address the conditions that raise substantial doubt about the Company’s ability to continue as a going concern through (i) obtaining additional equity or debt financing and (ii) reducing cash used in operating activities. The Company may, however, need additional capital in the future to fund its further expansion. If the Company determines that its cash requirements exceed the amount of cash it has on hand at the time, the Company may seek to issue equity or debt securities or obtain credit facilities. The issuance and sale of additional equity would result in further dilution to shareholders of the Company.

As a result, the Company prepared the unaudited condensed consolidated financial statements assuming the Company will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.